Acquisitions and Other Transactions - Royalty on Comet Vale Gold Mine - Australia (Details) - Jul. 15, 2026 - Royalty On Comet Vale Gold Mine - Australia - Acquisition of Royalties
$ in Millions, $ in Millions
	USD ($)	AUD ($)
Acquisitions and Other Transactions
Acquired gross royalty percent	2.00%
Purchase price	$ 8.4	$ 12.0
Contingent payment		$ 3.0